Supplement dated October 18, 2024 to the Natixis Funds Statement of Additional Information, dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Growth Fund	Natixis Oakmark Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Oakmark International Fund
Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” has been amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Fidelity National Information Services, Inc. (“FIS”) XSPrisa	Certain Funds	Full portfolio holdings	Daily	Corporate action services

Intersystems	Certain Funds	Full portfolio holdings	Daily	Database management

Effective immediately, the information for Bloomberg, Confluence Technologies, Inc. and Gresham Technologies plc in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
Bloomberg	All Funds	Full portfolio holdings	Daily, provided next business day	Performing attribution analysis and certain portfolio analytics, pricing vendor services and risk management

Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N-PORT filings and production of shareholder reports

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Performing certain electronic reconciliations of portfolio holdings of the Funds

Supplement dated October 18, 2024 to the Statement of Additional Information, dated May 1, 2024, as may be revised or supplemented from time to time, for the following funds:

Gateway Equity Call Premium Fund

Gateway Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Mirova International Sustainable Equity Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

Effective immediately, the information for Confluence Technologies, Inc., Gresham Technologies plc and NIM-os LLC in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N-PORT filings and production of shareholder reports

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Performing certain electronic reconciliations of portfolio holdings of the Funds

NIM-os, LLC	Certain Funds	Full portfolio holdings	Daily	Hosting of portfolio accounting and trade order management and compliance systems, corporate actions, trade settlements, pricing, reconciliation, and risk analysis

Supplement dated October 18, 2024 to the Loomis Sayles Funds Statements of Additional Information, each dated February 1. 2024, and Natixis Funds Statements of Additional Information each dated February 1, 2024, April 1, 2024, May 1, 2024 and June 1, 2024, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Fixed Income Fund	Natixis Target Retirement 2015 Fund®
Loomis Sayles Global Allocation Fund	Natixis Target Retirement 2020 Fund®
Loomis Sayles Global Bond Fund	Natixis Target Retirement 2025 Fund®
Loomis Sayles Global Growth Fund	Natixis Target Retirement 2030 Fund®
Loomis Sayles Growth Fund	Natixis Target Retirement 2035 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Target Retirement 2040 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Target Retirement 2045 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Target Retirement 2050 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Target Retirement 2055 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis Target Retirement 2060 Fund®
Loomis Sayles Securitized Asset Fund	Natixis Target Retirement 2065 Fund®
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Small Cap Growth Fund

Effective immediately, the information for Confluence Technologies, Inc. and Gresham Technologies plc in the table under the third paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

Entity	Fund(s)	Holdings	Frequency	Purpose
Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N-PORT filings and production of shareholder reports

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Performing certain electronic reconciliations of portfolio holdings of the Funds